Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits balance at beginning of the year	$ 21,224	$ 32,442
Gross decrease for tax positions of prior years	(14,483)	(7,090)
Effect of currency translation	(1,260)	(4,128)
Unrecognized tax benefits balance at end of the year	$ 5,481	$ 21,224